COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 item	Dec. 31, 2020 USD ($) item	May 21, 2021 item	May 14, 2021 item	Apr. 16, 2021 employee item	Apr. 08, 2021 item
Other Commitments [Line Items]
Number of employees | employee					2
Number of contractors					2
Number of counts					28
Number of subpoenas received	2	2
Karma Automotive Llc Litigation [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Number of employees					2
Number of contractors					2
Number of counts					28
Ohio Class Action Suits [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Number of lawsuits						4
Number of claims consolidated				6
Stockholder Derivative Complaints [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Number of lawsuits			2
[SamsungAndLgEnergySolutionMember]
Other Commitments [Line Items]
Purchase obligation - 2021 | $		$ 16.3
Purchase obligation - 2022 | $		139.4
Purchase obligation - 2023 | $		$ 273.6
[SamsungAndLgEnergySolutionMember] | Minimum
Other Commitments [Line Items]
Purchase commitment term		4 years
[SamsungAndLgEnergySolutionMember] | Maximum
Other Commitments [Line Items]
Purchase commitment term		5 years